UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY
10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

BlackRock Focus Growth Fund, Inc.
Schedule of Investments May 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Focus Growth LLC	$ 58,845,443
Total Investments (Cost - $51,057,647) - 100.1%	58,845,443
Liabilities in Excess of Other Assets - (0.1)%	(66,191)
Net Assets - 100.0%	$ 58,779,252

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the "Master LLC"), which has the same investment objective and strategies as the
Fund. As of May 31, 2010, the value of the investment and the percentage owned by the Fund of the Master LLC was
$58,845,443 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

As of May 31, 2010, the Fund's investment in the Master LLC was classified as Level 2.

Schedule of Investments May 31, 2010 (Unaudited)

Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 3.9%
Delta Air Lines, Inc. (a) 170,600 $ 2,316,748
Beverages — 3.9%
The Coca-Cola Co. 44,500 2,287,300
Biotechnology — 2.1%
Amgen, Inc. (a) 23,800 1,232,364
Computers & Peripherals — 14.8%
Apple, Inc. (a)	17,200	4,423,152
Hewlett-Packard Co.	37,600	1,729,976
NetApp, Inc. (a)	37,600	1,416,768
Seagate Technology Holdings (a)	75,800	1,164,288
8,734,184
Diversified Financial Services — 4.1%
JPMorgan Chase & Co.	30,800	1,219,064
Moody's Corp.	56,700	1,162,350
2,381,414
Health Care Providers & Services — 3.0%
Express Scripts, Inc. (a) 17,500 1,760,500
Health Care Technology — 2.9%
Cerner Corp. (a) 20,100 1,682,571
Hotels, Restaurants & Leisure — 4.8%
Ctrip.com International Ltd. -
ADR (a)	23,800	937,482
Las Vegas Sands Corp. (a)	80,200	1,883,096
		2,820,578

Household Products — 3.6%
The Procter & Gamble Co. 34,700 2,119,823
Internet & Catalog Retail — 3.4%
Amazon. com, Inc. (a) 16,050 2,013,633
Internet Software & Services — 6.5%
Baidu.com, Inc. - ADR (a)	22,000	1,610,620
Google, Inc., Class A (a)	4,600	2,231,828
3,842,448
Machinery — 10.0%
Danaher Corp.	29,500	2,341,710
Joy Global, Inc.	30,800	1,570,800
PACCAR, Inc.	48,500	1,988,500
5,901,010
Media — 3.6%
CBS Corp. , Class B 145,100 2,112,656
Metals & Mining — 2.5%
Freeport-McMoRan Copper & Gold,
Inc., Class B	12,850	900,143

Common Stocks	Shares	Value
Metals & Mining (concluded)
United States Steel Corp.	12,500	$ 590,125
1,490,268
Oil, Gas & Consumable Fuels — 4.7%
EOG Resources, Inc.	18,200	1,908,088
Massey Energy Co.	25,200	834,624
2,742,712
Personal Products — 2.5%
Avon Products, Inc. 55,600 1,472,844
Pharmaceuticals — 6.2%
Abbott Laboratories	47,100	2,240,076
Teva Pharmaceutical Industries
Ltd. - ADR	26,000	1,425,320
3,665,396
Semiconductors & Semiconductor
Equipment — 3.0%
Micron Technology, Inc. (a) 190,500 1,731,645
Software — 11.1%
Check Point Software Technologies
Ltd. (a)	46,800	1,435,356
Microsoft Corp.	134,900	3,480,420
Salesforce.com, Inc. (a)	18,550	1,605,131
6,520,907
Specialty Retail — 3.3%
Home Depot, Inc.	57,300	1,940,178

Total Long-Term Investments
(Cost – $50,981,382) – 99.9% 58,769,179
Short-Term Securities
United States — 0.2%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.16% (b)(c) 125,443 125,443
Total Short-Term Securities
(Cost – $125,443) – 0.2% 125,443
Total Investments
(Cost – $51,106,825*) – 100.1%	58,894,622
Liabilities in Excess of Other Assets – (0.1)%	(49,179)
Net Assets – 100%	$ 58,845,443

Portfolio Abbreviation

ADR American Depositary Receipts

MASTER FOCUS GROWTH LLC

MAY 31, 2010

1

Schedule of Investments (concluded)

Master Focus Growth LLC

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 51,253,133
Gross unrealized appreciation	$ 9,148,355
Gross unrealized depreciation	(1,506,866)
Net unrealized appreciation	$ 7,641,489

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Master LLC during the period for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,		May 31,
Affiliate	2009	Net Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	1,115,896	(990,453)	125,443 $	1,187

(c) Represents the current yield as of report date.
• For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Master LLC’s investments:

Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	$ 58,769,179	--	--	$ 58,769,179
Short-Term
Securities	125,443	--	--	125,443
Total	$ 58,894,622	--	--	$ 58,894,622

1 See above Schedule of Investments for values in each industry.

2 MASTER FOCUS GROWTH LLC

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2010